Subsidiary undertakings (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests		$ 30,252,000	$ 6,391,000
Dividends recognised as distributions to non-controlling interests	$ 2,444,000	8,089,000	479,000
GeoPark Chile S.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests		(4,273,000)	(6,200,000)
GeoPark TdF S.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests		(758,000)	(945,000)
GeoPark Colombia Cooperatie U.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests		$ 35,284,000	$ 13,536,000